KALMAR POOLED INVESTMENT TRUST

(The “Trust”)

Kalmar “Growth-with-Value” Small Cap Fund (the “Fund”)

INVESTOR CLASS SHARES (TICKER: KGSCX)

ADVISOR CLASS SHARES (TICKER: KGSAX)

INSTITUTIONAL CLASS SHARES (TICKER: KGSIX)

Supplement Dated June 17, 2016 to the Fund’s

Statement of Additional Information (“SAI”) dated April 30, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective May 17, 2016, the Board of Trustees of the Trust elected John W. Field, Jr. to serve as an Independent Trustee of the Trust. Accordingly, the following information is hereby inserted in the “Management” table under the section entitled “Independent Trustees” in the SAI:

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past 5 Years
John W. Field, Jr. Date of Birth: July 1944	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Managing Partner of Greenfield Associates LLC, a Greenville based consulting firm (presently).	2	Member of the Board of Trustees of the Brandywine Conservancy; Member of the Board of Directors of Fort Hill Company; Chairman and Senior Advisor of Tioga Digital Assurance; Member of the Board of Advisors of StreetSine Technology Group, Singapore. Previously served as: Treasurer of the Brandywine Conservancy; Chairman of the WSFS Bank Trust Advisory Board; Member of the Board of Trustees of the Christiana Care Health Systems; Member of the Board of Directors of StreetSine Technology Group, Singapore.

Additionally, the following information is hereby inserted under the sections entitled “Leadership Structure and Responsibilities of the Board of Trustees and Committees” and “Trustee Qualifications” in the SAI:

Effective May 17, 2016, the Board of Trustees of the Trust appointed John W. Field, Jr., an Independent Trustee, to serve as Chairman of the Audit Committee and a member of the Nominating and Governance Committee.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE